Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2021 and 2022:
March 31, 2021

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥63,272	¥0	¥63,272	¥0
Trading debt securities	2,654	0	2,654	0
Available-for-sale debt securities:	2,003,917	6,012	1,864,448	133,457
Japanese and foreign government bond securities*2	821,158	3,105	818,053	0
Japanese prefectural and foreign municipal bond securities	276,276	0	273,515	2,761
Corporate debt securities*3	742,251	2,907	738,323	1,021
CMBS and RMBS in the Americas	34,457	0	34,457	0
Other asset-backed securities and debt securities	129,775	0	100	129,675
Equity securities*4*5	396,465	82,039	223,016	91,410
Derivative assets:	22,696	352	8,521	13,823
Interest rate swap agreements	1,867	0	1,867	0
Options held/written and other	19,504	0	5,681	13,823
Futures, foreign exchange contracts	1,179	352	827	0
Foreign currency swap agreements	146	0	146	0
Netting*6	(1,944)	0	0	0
Net derivative assets	20,752	0	0	0
Other assets:	6,297	0	0	6,297
Reinsurance recoverables*7	6,297	0	0	6,297

Total	¥2,495,301	¥88,403	¥2,161,911	¥244,987

Liabilities:
Derivative liabilities:	¥71,034	¥475	¥70,526	¥33
Interest rate swap agreements	23,818	0	23,818	0
Options held/written and other	17,009	0	16,976	33
Futures, foreign exchange contracts	25,739	475	25,264	0
Foreign currency swap agreements	4,459	0	4,459	0
Credit derivatives held	9	0	9	0
Netting*6	(1,944)	0	0	0
Net derivative Liabilities	69,090	0	0	0
Policy Liabilities and Policy Account Balances:	266,422	0	0	266,422
Variable annuity and variable life insurance contracts*8	266,422	0	0	266,422

Total	¥337,456	¥475	¥70,526	¥266,455

March 31, 2022

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥151,601	¥0	¥151,601	¥0
Trading debt securities	2,503	0	2,503	0
Available-for-sale debt securities:	2,174,891	1,095	2,032,736	141,060
Japanese and foreign government bond securities*2	832,613	1,095	831,518	0
Japanese prefectural and foreign municipal bond securities	325,604	0	322,551	3,053
Corporate debt securities*3	849,560	0	848,863	697
CMBS and RMBS in the Americas	28,732	0	28,732	0
Other asset-backed securities and debt securities	138,382	0	1,072	137,310
Equity securities*4*5	385,271	112,200	160,099	112,972
Derivative assets:	51,366	292	46,214	4,860
Interest rate swap agreements	9,570	0	9,570	0
Options held/written and other	25,664	0	20,804	4,860
Futures, foreign exchange contracts	16,006	292	15,714	0
Foreign currency swap agreements	126	0	126	0
Netting*6	(20,333)	0	0	0
Net derivative assets	31,033	0	0	0
Other assets:	5,214	0	0	5,214
Reinsurance recoverables*7	5,214	0	0	5,214

Total	¥2,770,846	¥113,587	¥2,393,153	¥264,106

Liabilities:
Derivative liabilities:	¥105,705	¥2,026	¥95,047	¥8,632
Interest rate swap agreements	8,182	0	8,182	0
Options held/written and other	21,562	0	12,930	8,632
Futures, foreign exchange contracts	71,443	2,026	69,417	0
Foreign currency swap agreements	4,518	0	4,518	0
Netting*6	(20,333)	0	0	0
Net derivative Liabilities	85,372	0	0	0
Policy Liabilities and Policy Account Balances:	198,905	0	0	198,905
Variable annuity and variable life insurance contracts*8	198,905	0	0	198,905

Total	¥304,610	¥2,026	¥95,047	¥207,537

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥5,220 million, losses of ¥3,260 million and ¥2,982 million from the change in the fair value of the loans for fiscal 2020, 2021 and

2022, respectively. No gains or losses were recognized in earnings during fiscal 2020, 2021 and 2022 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2021, were ¥60,556 million and ¥63,272 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥2,716 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 202
2
, were ¥151,672 million and ¥151,601 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥71 million. As of March 31, 2021 and 2022, there were no loans that are 90 days or more past due or, in non-accrual
status.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥8 million, ¥28 million and a gain of ¥51 million from the change in the fair value of those investments for fiscal 2020, 2021 and 2022, respectively. The amount of aggregate fair value elected the fair value option was ¥1,537 million as of March 31, 2021. There were no such investments elected the fair value option as of March 31, 2022.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥210 million, ¥1,080 million and a loss of ¥365 million from the change in the fair value of those investments for fiscal 2020, 2021 and 2022, respectively. The amounts of aggregate fair value elected the fair value option were ¥2,907 million and ¥7,644 million as of March 31, 2021 and 2022, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥1,225 million, ¥3,187 million and ¥1,199 million from the change in the fair value of those investments for fiscal 2020, 2021 and 2022, respectively. The amounts of aggregate fair value elected the fair value option were ¥4,940 million and ¥11,709 million as of March 31, 2021 and 2022, respectively.

*5	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥13,737 million and ¥25,999 million as of March 31, 2021 and 2022, respectively.
*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥6,297 million and ¥5,214 million as of March 31, 2021 and 2022, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2020, 2021 and 2022, see Note 2
4
 “Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥266,422 million and ¥198,905 million as of March 31, 2021 and 2022, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2020, 2021 and 2022, see Note 2
4
 “Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input
The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in fiscal 2020, 2021 and 2022:
2020

	Millions of yen
	Balance at April 1, 2019	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2020	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2020*1
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale debt securities	¥100,447	¥1,291	¥(13,721)	¥(12,430)	¥41,270	¥(3,925)	¥(34,018)	¥(2,991)	¥88,353	¥131
Japanese prefectural and foreign municipal bond securities	2,888	0	(56)	(56)	0	0	0	0	2,832	0
Corporate debt securities	7,158	0	(8)	(8)	900	0	(1,065)	(2,991)	3,994	0
Other asset-backed securities and debt securities	90,401	1,291	(13,657)	(12,366)	40,370	(3,925)	(32,953)	0	81,527	131
Equity securities	61,193	8,197	(1,641)	6,556	31,725	(10,108)	(5,465)	0	83,901	8,033
Investment funds	61,193	8,197	(1,641)	6,556	31,725	(10,108)	(5,465)	0	83,901	8,033
Derivative assets and liabilities (net)	5,272	10,402	(192)	10,210	3,748	0	0	0	19,230	10,402
Options held/written and other	5,272	10,402	(192)	10,210	3,748	0	0	0	19,230	10,402
Other asset	12,449	2,937	0	2,937	3,053	0	(233)	0	18,206	2,937
Reinsurance recoverables*5	12,449	2,937	0	2,937	3,053	0	(233)	0	18,206	2,937
Policy Liabilities and Policy Account Balances	360,198	4,802	1,215	6,017	0	0	(53,442)	0	300,739	4,802
Variable annuity and variable life insurance contracts*6	360,198	4,802	1,215	6,017	0	0	(53,442)	0	300,739	4,802
2021

	Millions of yen
	Balance at April 1, 2020	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2021	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2021*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at March 31, 2021*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale debt securities	¥88,353	¥(1,065)	¥14,870	¥13,805	¥51,270	¥(12,890)	¥(5,187)	¥(1,894)	¥133,457	¥(1,228)	¥14,729
Japanese prefectural and foreign municipal bond securities	2,832	(115)	44	(71)	0	0	0	0	2,761	(115)	44
Corporate debt securities	3,994	0	1	1	0	0	(974)	(2,000)	1,021	0	1
Other asset-backed securities and debt securities	81,527	(950)	14,825	13,875	51,270	(12,890)	(4,213)	106	129,675	(1,113)	14,684
Equity securities	83,901	14,304	1,765	16,069	2,001	(4,718)	(5,518)	(325)	91,410	14,042	1,769
Investment funds	83,901	14,304	1,765	16,069	2,001	(4,718)	(5,518)	(325)	91,410	14,042	1,769
Derivative assets and liabilities (net)	19,230	(5,474)	34	(5,440)	0	0	0	0	13,790	(5,474)	34
Options held/written and other	19,230	(5,474)	34	(5,440)	0	0	0	0	13,790	(5,474)	34
Other asset	18,206	(14,201)	0	(14,201)	2,713	0	(421)	0	6,297	(14,201)	0
Reinsurance recoverables*5	18,206	(14,201)	0	(14,201)	2,713	0	(421)	0	6,297	(14,201)	0
Policy Liabilities and Policy Account Balances	300,739	(42,066)	(1,248)	(43,314)	0	0	(77,631)	0	266,422	(42,066)	(1,248)
Variable annuity and variable life insurance contracts*6	300,739	(42,066)	(1,248)	(43,314)	0	0	(77,631)	0	266,422	(42,066)	(1,248)

2022

	Millions of yen
	Balance at April 1, 2021	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2022	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2022*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at March 31, 2022*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale debt securities	¥133,457	¥7,041	¥6,941	¥13,982	¥51,644	¥(9,465)	¥(48,558)	¥0	¥141,060	¥2,445	¥7,116
Japanese prefectural and foreign municipal bond securities	2,761	0	292	292	0	0	0	0	3,053	0	291
Corporate debt securities	1,021	0	(1)	(1)	0	0	(323)	0	697	0	(1)
Other asset-backed securities and debt securities	129,675	7,041	6,650	13,691	51,644	(9,465)	(48,235)	0	137,310	2,445	6,826
Equity securities	91,410	16,350	8,779	25,129	24,606	(26,795)	(768)	(610)	112,972	4,555	8,743
Investment funds, and others	91,410	16,350	8,779	25,129	24,606	(26,795)	(768)	(610)	112,972	4,555	8,743
Derivative assets and liabilities (net)	13,790	(18,340)	778	(17,562)	0	0	0	0	(3,772)	(18,340)	778
Options held/written and other	13,790	(18,340)	778	(17,562)	0	0	0	0	(3,772)	(18,340)	778
Other asset	6,297	(2,146)	0	(2,146)	1,835	0	(772)	0	5,214	(2,146)	0
Reinsurance recoverables*5	6,297	(2,146)	0	(2,146)	1,835	0	(772)	0	5,214	(2,146)	0
Policy Liabilities and Policy Account Balances	266,422	(1,743)	(467)	(2,210)	0	0	(69,727)	0	198,905	(1,743)	(467)
Variable annuity and variable life insurance contracts*6	266,422	(1,743)	(467)	(2,210)	0	0	(69,727)	0	198,905	(1,743)	(467)

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from
available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during fiscal 2021 and 2022. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
2021

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥238	¥0	¥238	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	10,679	0	0	10,679
Investment in operating leases and property under facility operations	6,740	0	1,806	4,934
Certain equity securities	10,486	0	6,909	3,577
Certain investments in affiliates	11,413	8,799	0	2,614
Certain reporting units including goodwill	775	0	0	775

	¥40,331	¥8,799	¥8,953	¥22,579

2022

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥235	¥0	¥235	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	6,972	0	0	6,972
Investment in operating leases, property under facility operations, office facilities and other assets	59,847	0	262	59,585
Certain equity securities	9,451	0	9,451	0
Certain investments in affiliates	2,846	0	0	2,846
Certain reporting units including goodwill	192	0	0	192
Certain intangible assets acquired in business combinations	98,014	0	0	98,014

	¥177,557	¥0	¥9,948	¥167,609

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2021 and 2022.

	March 31, 2021
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥2,761	Appraisals/Broker quotes	—	—
Corporate debt securities	1,021	Discounted cash flows	Discount rate	0.3% – 1.8%
				(0.7%)
Other asset-backed securities and debt securities	25,891	Discounted cash flows	Discount rate	1.0% – 51.2%
				(11.1%)
			Probability of default	1.9%
				(1.9%)
	103,784	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	78,134	Discounted cash flows	WACC	13.1% – 18.7%
				(16.8%)
			EV/Terminal EBITDA multiple	7.3x – 10.5x
				(8.6x)
		Market multiples	EV/Last twelve months EBITDA multiple	6.8x – 9.5x
				(7.8x)
			EV/Forward EBITDA multiple	7.6x – 11.6x
				(9.0x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.7x – 10.9x
				(9.1x)
	13,276	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	13,762	Discounted cash flows	Discount rate	12.0% – 33.0%
				(14.3%)
	61	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	6,297	Discounted cash flows	Discount rate	0.0% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.6%)
			Lapse rate	1.5% – 14.0%
				(6.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥244,987

	March 31, 2021
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Liabilities:
Derivative liabilities:
Options held/written and other	¥33	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	266,422	Discounted cash flows	Discount rate	0.0% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.6%)
			Lapse rate	1.5% – 30.0%
				(6.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(76.7%)

Total	¥266,455

	March 31, 2022
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥3,053	Appraisals/Broker quotes	—	—
Corporate debt securities	697	Discounted cash flows	Discount rate	0.4% – 0.7%
				(0.5%)
Other asset-backed securities and debt securities	25,666	Discounted cash flows	Discount rate	0.1% – 51.2%
				(10.6%)
			Probability of default	1.9%
				(1.9%)
	111,644	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds, and others	86,903	Discounted cash flows	WACC	11.9% – 18.6%
				(16.3%)
			EV/Terminal EBITDA multiple	8.3x – 12.0x
				(9.9x)
		Market multiples	EV/Last twelve months EBITDA multiple	6.4x – 12.6x
				(9.5x)
			EV/Forward EBITDA multiple	5.7x – 12.5x
				(9.4x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.6x – 14.5x
				(10.3x)
	26,069	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	4,792	Discounted cash flows	Discount rate	12.0% – 34.0%
				(14.9%)
	68	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	5,214	Discounted cash flows	Discount rate	(0.2)% – 0.7%
				(0.2%)
			Mortality rate	0.0% – 100.0%
				(2.1%)
			Lapse rate	1.5% – 14.0%
				(5.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥264,106

Liabilities:
Derivative liabilities:
Options held/written and other	8,600	Discounted cash flows	Discount rate	12.0% – 34.0%
				(14.9%)
	32	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	198,905	Discounted cash flows	Discount rate	(0.2)% – 0.7%
				(0.2%)
			Mortality rate	0.0% – 100.0%
				(1.9%)
			Lapse rate	1.5% – 30.0%
				(6.2%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(71.8%)

Total	¥207,537

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during fiscal 2021 and 2022.

	2021
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,953	Direct capitalization	Capitalization rate	5.1% – 7.0%
				(5.9%)
	8,726	Appraisals	—	—
Investment in operating leases and property under facility operations	4,934	Appraisals	—	—
Certain equity securities	3,577	Appraisals	—	—
Certain investments in affiliates	2,614	Appraisals	—	—
Certain reporting units including goodwill	775	Market multiples	EV/Precedent transaction last twelve months EBITDA multiple	5.5x
				(5.5x)

	¥22,579

	2022
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,511	Direct capitalization	Capitalization rate	5.0% – 8.5%
				(6.1%)
	5,461	Appraisals	—	—
Investment in operating leases, property under facility operations, office facilities and other assets	32,328	Discounted cash flows	Discount rate	5.2% ( 5.2%)
	27,257	Appraisals	—	—
Certain investments in affiliates	2,846	Appraisals	—	—
Certain reporting units including goodwill	192	Discounted cash flows	Discount rate	10.7%
				(10.7%)
Certain intangible assets acquired in business combinations	98,014	Discounted cash flows	Discount rate	10.9%
				( 10.9%)

	¥167,609